Revenues	12 Months Ended
Jun. 30, 2026
Revenues
Revenues

25. Revenues

	06.30.2026	06.30.2025	06.30.2024
Crops	351,246	284,117	357,115
Sugarcane	62,753	96,128	88,186
Cattle	109,216	59,724	47,470
Supplies	104,752	68,715	74,114
Consignment	46,898	39,354	49,007
Advertising and brokerage fees	32,337	29,377	31,274
Agricultural rental and other services	15,380	18,478	22,503
Income from sales and services from agricultural business	722,582	595,893	669,669
Trading properties and developments	24,674	14,509	12,858
Rental and services	543,398	524,192	484,077
Hotel operations, tourism services and others	88,709	86,242	114,598
Income from sales and services from urban properties and investment business	656,781	624,943	611,533
Total revenues	1,379,363	1,220,836	1,281,202